John Hancock High Yield Municipal Bond Fund Expense Example - Classes A C I and R6 [Member] - John Hancock High Yield Municipal Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 495
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	1,797
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	2,081
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	1,176
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	$ 1,082